Revenues - Schedule of Revenues (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Disaggregation Of Revenue [Line Items]
Total revenues	¥ 161,477	$ 24,108	¥ 165,609
Developer Services
Disaggregation Of Revenue [Line Items]
Total revenues	115,006	17,170	113,608
Vertical Applications
Disaggregation Of Revenue [Line Items]
Total revenues	¥ 46,471	$ 6,938	¥ 52,001